UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: January 1, 2015 – March 31, 2015

Item 1.  Schedule of Investments.

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2015

	Security
Shares	Description			Value
Common Stock - 93.5%
Communications - 5.1%
289,525	America Movil SAB de CV, ADR			$5,923,681
23,834	Cisco Systems, Inc.			656,031
6,499	DIRECTV (a)			553,065
1,100	eBay, Inc. (a)			63,448
388,085	Telefonica SA, ADR			5,569,020
32,375	Twenty-First Century Fox, Inc., Class A			1,095,570
8,475	Viacom, Inc., Class B			578,842
				14,439,657
Consumer Discretionary - 11.4%
128,379	Apollo Education Group, Inc., Class A (a)			2,428,931
38,266	Arcos Dorados Holdings, Inc.			188,651
39,380	Coach, Inc.			1,631,513
37,860	Comcast Corp., Class A			2,137,954
16,020	CST Brands, Inc.			702,157
50,990	CVS Health Corp.			5,262,678
77,667	Discovery Communications, Inc., Class A (a)			2,389,037
4,641	Discovery Communications, Inc., Class C (a)			136,793
16,250	General Motors Co.			609,375
158,550	H&R Block, Inc.			5,084,698
263,976	Lincoln Educational Services Corp.			601,865
20,050	Lowe's Cos., Inc.			1,491,520
10,750	McDonald's Corp.			1,047,480
3,250	Sally Beauty Holdings, Inc. (a)			111,703
1,176	The Andersons, Inc.			48,651
4,725	The Home Depot, Inc.			536,807
290	Time Warner Cable, Inc.			43,465
12,650	Time Warner, Inc.			1,068,166
24,135	Vitamin Shoppe, Inc. (a)			994,121
58,050	Wal-Mart Stores, Inc.			4,774,613
116,102	Weight Watchers International, Inc. (a)			811,553
7,050	Yum! Brands, Inc.			554,976
				32,656,707
Consumer Staples - 32.5%
2,900	Alkermes PLC (a)			176,813
352,378	Alliance One International, Inc. (a)			387,616
62,500	Altria Group, Inc.			3,126,250
27,221	Anthem, Inc.			4,203,195
19,200	Baxter International, Inc.			1,315,200
15,100	British American Tobacco PLC, ADR			1,566,927
13,200	Coca-Cola HBC AG, ADR (a)			237,930
21,580	Community Health Systems, Inc. (a)			1,128,202
54,435	ConAgra Foods, Inc.			1,988,511
8,785	Diageo PLC, ADR			971,357
33,050	Dr. Pepper Snapple Group, Inc.			2,593,764
47,424	Express Scripts Holding Co. (a)			4,114,980
62,242	Hospira, Inc. (a)			5,467,337
20,100	Kelly Services, Inc., Class A			350,544
95,003	Medtronic PLC			7,409,284
167,657	Molson Coors Brewing Co., Class B			12,482,064
12,100	Monster Beverage Corp. (a)			1,674,580
97,260	PepsiCo, Inc.			9,300,001
80,260	Philip Morris International, Inc.			6,045,986
530,090	Tesco PLC, ADR			5,677,264
72,300	The Coca-Cola Co.			2,931,765
2,200	The JM Smucker Co.			254,606
117,084	The Kroger Co.			8,975,659
38,925	The Procter & Gamble Co.			3,189,515
155,820	The Western Union Co.			3,242,614
89,400	Unilever NV, ADR			3,733,344
				92,545,308
Energy - 4.0%
10,235	Apache Corp.			617,478
144,810	BP PLC, ADR			5,663,519
16,750	Chevron Corp.			1,758,415
15,600	ConocoPhillips			971,256
800	Lukoil OAO, ADR			37,056
7,800	Phillips 66			613,080
2,175	Royal Dutch Shell PLC, ADR			129,739
22,550	Transocean, Ltd.			330,808
19,100	Valero Energy Corp.			1,215,142
				11,336,493
Financials - 16.9%
42,250	Aflac, Inc.			2,704,423
39,000	American International Group, Inc.			2,136,810
1,280	Ameriprise Financial, Inc.			167,475
213,649	Bank of America Corp.			3,288,058
16,000	Berkshire Hathaway, Inc., Class B (a)			2,309,120
570	Capital One Financial Corp.			44,927
72,724	Central Pacific Financial Corp.			1,670,470
23,650	Citigroup, Inc.			1,218,448
130,068	Credit Suisse Group AG, ADR			3,502,731
80,175	Franklin Resources, Inc.			4,114,581
24,900	Legg Mason, Inc.			1,374,480
50,390	Marsh & McLennan Cos., Inc.			2,826,375
60,950	MasterCard, Inc., Class A			5,265,471
3,145	Mercury General Corp.			181,624
500	The Allstate Corp.			35,585
227,600	The Bank of New York Mellon Corp.			9,158,624
38,418	The Travelers Cos., Inc.			4,154,138
7,350	U.S. Bancorp			320,975
18,349	Unum Group			618,912
31,600	Visa, Inc., Class A			2,066,956
23,000	Waddell & Reed Financial, Inc., Class A			1,139,420
500	Wells Fargo & Co.			27,200
				48,326,803
Health Care - 13.2%
42,600	Abbott Laboratories			1,973,658
22,700	Becton Dickinson and Co.			3,259,493
65,005	GlaxoSmithKline PLC, ADR			2,999,981
50,950	Johnson & Johnson			5,125,570
1,100	Laboratory Corp. of America Holdings (a)			138,699
105,610	Merck & Co., Inc.			6,070,463
24,582	Pfizer, Inc.			855,208
50,267	Quest Diagnostics, Inc.			3,863,019
63,674	UnitedHealth Group, Inc.			7,531,997
49,400	Zimmer Holdings, Inc.			5,805,488
				37,623,576
Industrials - 3.6%
21,550	AGCO Corp.			1,026,642
4,130	Brady Corp., Class A			116,838
276,750	Corning, Inc.			6,276,690
12,500	Raytheon Co.			1,365,625
5,675	Textainer Group Holdings, Ltd.			170,193
2,550	The Boeing Co.			382,704
8,515	United Parcel Service, Inc., Class B			825,444
				10,164,136
Information Technology - 4.1%
52,325	Intel Corp.			1,636,203
157,364	Microsoft Corp.			6,397,633
82,320	Oracle Corp.			3,552,108
				11,585,944

Materials - 2.2%
28,050	E.I. du Pont de Nemours & Co.			2,004,733
7,000	LyondellBasell Industries NV, Class A			614,600
6,400	Precision Castparts Corp.			1,344,000
47,350	The Dow Chemical Co.			2,271,853
14,000	Vale SA, ADR			79,100
				6,314,286
Telecommunications - 0.4%
27,300	AT&T, Inc.			891,345
7,335	Verizon Communications, Inc.			356,701
				1,248,046
Utilities - 0.1%
5,616	FirstService Corp.			363,468

Total Common Stock
(Cost $173,174,916)				266,604,424
Rights - 0.0%
310,867	Community Health Systems, Inc. (a) (Cost $0)			6,839
Total Equity Securities
(Cost $173,174,916)				266,611,263

Principal		Rate	Maturity	Value
U.S. Treasury Securities - 1.8%
5,000,000	U.S. Treasury Bill (b) (Cost $4,999,734)	0.23%	6/25/2015	4,999,880

Total Fixed Income Securities
(Cost $4,999,734)				4,999,880
Total Investments - 95.3%
(Cost $178,174,650)*				$271,611,143
Other Assets & Liabilities, Net – 4.7%				13,457,185
Net Assets – 100.0%				$285,068,328

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Rate presented is yield to maturity.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$106,888,544
Gross Unrealized Depreciation	(13,452,051)
Net Unrealized Appreciation	$93,436,493

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015.

	Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Communications	$14,439,657	$-	$-	$14,439,657
Consumer Discretionary	32,656,707	-	-	32,656,707
Consumer Staples	92,545,308	-	-	92,545,308
Energy	11,336,493	-	-	11,336,493
Financials	48,326,803	-	-	48,326,803
Health Care	37,623,576	-	-	37,623,576
Industrials	10,164,136	-	-	10,164,136
Information Technology	11,585,944	-	-	11,585,944
Materials	6,314,286	-	-	6,314,286
Telecommunications	1,248,046	-	-	1,248,046
Utilities	363,468	-	-	363,468
Rights	6,839	-	-	6,839
U.S. Treasury Securities	-	4,999,880	-	4,999,880
Total Assets	$266,611,263	$4,999,880	$-	$271,611,143

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2015

	Security
Shares	Description	Value
Common Stock - 100.0%
Consumer Discretionary - 14.3%
88,000	CarMax, Inc. (a)	$6,072,880
2,800	Chipotle Mexican Grill, Inc. (a)	1,821,512
111,000	IMAX Corp. (a)	3,741,810
288,000	LKQ Corp. (a)	7,361,280
46,000	Signet Jewelers, Ltd.	6,384,340
		25,381,822
Consumer Staples - 1.0%
22,000	PriceSmart, Inc.	1,869,560

Energy - 3.5%
20,000	Concho Resources, Inc. (a)	2,318,400
37,000	Core Laboratories NV	3,866,130
		6,184,530
Financials - 21.1%
43,000	American Tower Corp. REIT	4,048,450
116,000	Discover Financial Services	6,536,600
32,000	Financial Engines, Inc.	1,338,560
7,500	Markel Corp. (a)	5,767,200
69,000	Moody's Corp.	7,162,200
184,000	SEI Investments Co.	8,112,560
10,000	The McGraw-Hill Cos., Inc.	1,034,000
49,000	Verisk Analytics, Inc., Class A (a)	3,498,600
		37,498,170
Health Care - 9.5%
6,400	Biogen Idec, Inc. (a)	2,702,336
20,000	Bio-Techne Corp.	2,005,800
44,000	Celgene Corp. (a)	5,072,320
97,000	ExamWorks Group, Inc. (a)	4,037,140
6,070	Intuitive Surgical, Inc. (a)	3,065,532
		16,883,128
Industrials - 18.8%
19,000	Exponent, Inc.	1,689,100
188,000	Fastenal Co.	7,789,780
120,000	Healthcare Services Group, Inc.	3,855,600
39,000	Roper Industries, Inc.	6,708,000
42,000	Stericycle, Inc. (a)	5,898,060
70,000	WageWorks, Inc. (a)	3,733,100
80,000	Waste Connections, Inc.	3,851,200
		33,524,840
Information Technology - 27.9%
96,000	3D Systems Corp. (a)	2,632,320
84,000	ANSYS, Inc. (a)	7,407,960
38,000	Blackbaud, Inc.	1,800,440
14,600	CoStar Group, Inc. (a)	2,888,318
80,000	Dealertrack Technologies, Inc. (a)	3,081,600
89,000	QUALCOMM, Inc.	6,171,260
96,000	Red Hat, Inc. (a)	7,272,000
19,000	Stratasys, Ltd. (a)	1,002,820
120,000	Tangoe, Inc. (a)	1,656,000
127,000	Trimble Navigation, Ltd. (a)	3,200,400
30,000	Tyler Technologies, Inc. (a)	3,615,900
136,800	Visa, Inc., Class A	8,948,088
		49,677,106
Materials - 3.9%
61,000	Ecolab, Inc.	6,977,180

Total Common Stock
(Cost $111,707,027)		177,996,336
Total Investments - 100.0%
(Cost $111,707,027)*		$177,996,336
Other Assets & Liabilities, Net – 0.0%		13,584
Net Assets – 100.0%		$178,009,920

REIT	Real Estate Investment Trust
(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$67,667,694
Gross Unrealized Depreciation	(1,378,385)
Net Unrealized Appreciation	$66,289,309

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$177,996,336
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$177,996,336

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2015

	Security
Shares	Description	Value
Common Stock - 97.0%
Consumer Discretionary - 15.7%
12,073	CarMax, Inc. (a)	$833,158
22,060	IMAX Corp. (a)	743,642
44,214	LKQ Corp. (a)	1,130,110
5,233	Signet Jewelers, Ltd.	726,288
		3,433,198
Consumer Staples - 1.4%
3,496	PriceSmart, Inc.	297,090

Energy - 5.2%
3,271	Concho Resources, Inc. (a)	379,174
3,834	Core Laboratories NV	400,615
6,931	Range Resources Corp.	360,689
		1,140,478
Financials - 19.9%
14,092	Financial Engines, Inc.	589,468
1,062	Markel Corp. (a)	816,636
10,591	Moody's Corp.	1,099,346
23,599	SEI Investments Co.	1,040,480
11,311	Verisk Analytics, Inc., Class A (a)	807,605
		4,353,535
Health Care - 5.8%
12,018	AAC Holdings, Inc. (a)	367,511
1,136	Bio-Techne Corp.	113,929
18,862	ExamWorks Group, Inc. (a)	785,036
		1,266,476
Industrials - 19.0%
3,721	Exponent, Inc.	330,797
19,420	Fastenal Co.	804,667
15,437	Healthcare Services Group, Inc.	495,991
3,995	Roper Industries, Inc.	687,140
6,416	Stericycle, Inc. (a)	900,999
10,063	WageWorks, Inc. (a)	536,660
8,307	Waste Connections, Inc.	399,899
		4,156,153
Information Technology - 27.1%
12,888	3D Systems Corp. (a)	353,389
12,325	ANSYS, Inc. (a)	1,086,942
4,984	Blackbaud, Inc.	236,142
2,769	CoStar Group, Inc. (a)	547,791
17,873	Dealertrack Technologies, Inc. (a)	688,468
12,212	Red Hat, Inc. (a)	925,059
2,544	Stratasys, Ltd. (a)	134,272
38,574	Tangoe, Inc. (a)	532,321
33,689	Trimble Navigation, Ltd. (a)	848,963
4,763	Tyler Technologies, Inc. (a)	574,085
		5,927,432

Materials - 2.9%
5,571	Ecolab, Inc.	637,211

Total Common Stock
(Cost $17,112,476)		21,211,573
Total Investments - 97.0%
(Cost $17,112,476)*		$21,211,573
Other Assets & Liabilities, Net – 3.0%		665,085
Net Assets – 100.0%		$21,876,658

(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,655,317
Gross Unrealized Depreciation	(556,220)
Net Unrealized Appreciation	$4,099,097

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$21,211,573
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$21,211,573

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2015

	Security
Shares	Description	Value
Common Stock - 96.1%
Consumer Discretionary - 13.5%
863	Carter's, Inc.	$79,802
1,857	Chuy's Holdings, Inc. (a)	41,838
1,515	Dorman Products, Inc. (a)	75,371
3,919	IMAX Corp. (a)	132,110
1,348	Monro Muffler Brake, Inc.	87,688
2,878	Performance Sports Group, Ltd. (a)	56,121
713	Sotheby's	30,131
2,370	Zoe's Kitchen, Inc. (a)	78,897
		581,958
Consumer Staples - 4.9%
1,731	Calavo Growers, Inc.	89,008
3,997	Inventure Foods, Inc. (a)	44,726
896	PriceSmart, Inc.	76,142
		209,876
Energy - 1.6%
225	Core Laboratories NV	23,510
549	Oil States International, Inc. (a)	21,834
905	Unit Corp. (a)	25,322
		70,666
Financials - 11.4%
2,882	Financial Engines, Inc.	120,554
1,392	Glacier Bancorp, Inc.	35,009
2,466	OneBeacon Insurance Group, Ltd., Class A	37,508
1,150	ProAssurance Corp.	52,796
607	The Navigators Group, Inc. (a)	47,249
1,047	Waddell & Reed Financial, Inc., Class A	51,868
1,247	WSFS Financial Corp.	94,311
3,482	Xoom Corp. (a)	51,151
		490,446
Health Care - 15.7%
5,667	AAC Holdings, Inc. (a)	173,297
490	Atrion Corp.	169,300
1,140	Cepheid (a)	64,866
741	DexCom, Inc. (a)	46,194
2,665	ExamWorks Group, Inc. (a)	110,917
698	National Healthcare Corp.	44,469
2,812	Novadaq Technologies, Inc. (a)	45,667
417	The Advisory Board Co. (a)	22,218
		676,928
Industrials - 21.5%
3,217	Beacon Roofing Supply, Inc. (a)	100,692
2,556	Douglas Dynamics, Inc.	58,379
1,563	Envestnet, Inc. (a)	87,653
972	Exponent, Inc.	86,411
4,606	Healthcare Services Group, Inc.	147,991
869	MSC Industrial Direct Co., Inc.	62,742
8,434	Quality Distribution, Inc. (a)	87,123
3,195	Rexnord Corp. (a)	85,274
760	The Middleby Corp. (a)	78,014
2,491	WageWorks, Inc. (a)	132,845
		927,124
Information Technology - 27.5%
1,304	3D Systems Corp. (a)	35,756
7,618	Amber Road, Inc. (a)	70,467
1,253	Blackbaud, Inc.	59,367
2,843	Computer Modelling Group, Ltd.	28,552
383	CoStar Group, Inc. (a)	75,769
2,649	Dealertrack Technologies, Inc. (a)	102,040
2,137	Ellie Mae, Inc. (a)	118,198
1,471	Fleetmatics Group PLC (a)	65,974
1,061	Guidewire Software, Inc. (a)	55,819
875	Littelfuse, Inc.	86,966
1,734	Monotype Imaging Holdings, Inc.	56,598
733	NVE Corp.	50,518
568	Qualys, Inc. (a)	26,401
939	Shutterfly, Inc. (a)	42,480
883	SPS Commerce, Inc. (a)	59,249
6,608	Tangoe, Inc. (a)	91,190
300	The Ultimate Software Group, Inc. (a)	50,987
925	Tyler Technologies, Inc. (a)	111,490
		1,187,821

Total Common Stock
(Cost $3,719,572)		4,144,819
Total Investments - 96.1%
(Cost $3,719,572)*		$4,144,819
Other Assets & Liabilities, Net – 3.9%		167,041
Net Assets – 100.0%		$4,311,860

PLC	Public Limited Company
(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$622,452
Gross Unrealized Depreciation	(197,205)
Net Unrealized Appreciation	$425,247

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$4,144,819
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$4,144,819

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GOLDEN LARGE CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2015

	Security
Shares	Description	Value
Common Stock - 98.6%
Consumer Discretionary - 16.9%
29,395	Comcast Corp., Class A	$1,659,935
29,747	Foot Locker, Inc.	1,874,061
77,719	Ford Motor Co.	1,254,385
63,074	Hanesbrands, Inc.	2,113,610
18,374	Lear Corp.	2,036,207
26,765	Lowe's Cos., Inc.	1,991,048
37,794	Magna International, Inc.	2,028,026
18,523	The Home Depot, Inc.	2,104,398
		15,061,670
Consumer Staples - 6.4%
36,382	Archer-Daniels-Midland Co.	1,724,507
19,418	CVS Health Corp.	2,004,132
48,268	Pinnacle Foods, Inc.	1,969,817
		5,698,456
Energy - 7.8%
18,617	ConocoPhillips	1,159,094
14,678	Exxon Mobil Corp.	1,247,630
21,012	National Oilwell Varco, Inc.	1,050,390
25,687	Valero Energy Corp.	1,634,207
37,280	Western Refining, Inc.	1,841,259
		6,932,580
Financials - 13.6%
13,159	Ameriprise Financial, Inc.	1,721,723
11,935	Berkshire Hathaway, Inc., Class B (a)	1,722,459
19,118	Capital One Financial Corp.	1,506,881
36,765	Lincoln National Corp.	2,112,517
46,526	Morgan Stanley	1,660,513
9,207	The Goldman Sachs Group, Inc.	1,730,640
39,616	Voya Financial, Inc.	1,707,846
		12,162,579
Health Care - 19.5%
19,277	Aetna, Inc.	2,053,579
17,816	AmerisourceBergen Corp.	2,025,145
10,449	Amgen, Inc.	1,670,273
4,712	Biogen, Inc. (a)	1,989,595
33,454	Centene Corp. (a)	2,364,863
18,830	Gilead Sciences, Inc. (a)	1,847,788
9,419	McKesson Corp.	2,130,578
26,265	Merck & Co., Inc.	1,509,712
15,294	UnitedHealth Group, Inc.	1,809,127
		17,400,660
Industrials - 10.5%
43,054	Delta Air Lines, Inc.	1,935,708
12,430	Northrop Grumman Corp.	2,000,733
43,665	Southwest Airlines Co.	1,934,359
42,020	Spirit AeroSystems Holdings, Inc., Class A (a)	2,193,864
37,412	Trinity Industries, Inc.	1,328,500
		9,393,164
Information Technology - 14.2%
18,146	Apple, Inc.	2,257,907
44,898	ARRIS Group, Inc. (a)	1,297,328
56,797	Cisco Systems, Inc.	1,563,337
17,242	DST Systems, Inc.	1,908,862
59,294	Micron Technology, Inc. (a)	1,608,646
31,586	Microsoft Corp.	1,284,129
33,768	Oracle Corp.	1,457,089
21,217	SanDisk Corp.	1,349,826
		12,727,124
Materials - 1.8%
33,532	The Dow Chemical Co.	1,608,865

Technology - 7.9%
31,104	Electronic Arts, Inc. (a)	1,829,382
45,634	Intel Corp.	1,426,975
20,552	Skyworks Solutions, Inc.	2,020,056
43,493	Tessera Technologies, Inc.	1,751,898
		7,028,311

Total Common Stock
(Cost $71,113,869)		88,013,409
Total Investments - 98.6%
(Cost $71,113,869)*		$88,013,409
Other Assets & Liabilities, Net – 1.4%		1,224,771
Net Assets – 100.0%		$89,238,180

(a)           Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$18,612,551
Gross Unrealized Depreciation	(1,713,011)
Net Unrealized Appreciation	$16,899,540

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$88,013,409
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$88,013,409

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GOLDEN SMALL CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2015

	Security
Shares	Description	Value
Common Stock - 98.2%
Consumer Discretionary - 14.9%
13,326	Capella Education Co.	$864,591
17,805	Drew Industries, Inc. (a)	1,095,720
20,232	Gentherm, Inc. (a)	1,021,918
40,198	LifeLock, Inc. (a)	567,194
44,022	Nutrisystem, Inc.	879,560
58,337	Ruth's Hospitality Group, Inc.	926,391
17,354	Skechers U.S.A., Inc., Class A (a)	1,247,926
28,263	Tower International, Inc. (a)	751,796
18,579	Universal Electronics, Inc. (a)	1,048,599
		8,403,695
Consumer Staples - 1.8%
26,495	Cal-Maine Foods, Inc.	1,034,895

Energy - 1.3%
42,906	Matrix Service Co. (a)	753,429

Financials - 19.8%
21,817	AmTrust Financial Services, Inc.	1,243,242
28,855	Arlington Asset Investment Corp., Class A	694,251
32,279	Employers Holdings, Inc.	871,210
17,427	FBL Financial Group, Inc., Class A	1,080,648
37,113	FCB Financial Holdings, Inc., Class A (a)	1,015,783
27,161	Federated National Holding Co.	831,127
28,653	HFF, Inc., Class A (a)	1,075,634
57,430	Maiden Holdings, Ltd.	851,687
46,890	National General Holdings Corp.	876,843
15,406	ProAssurance Corp.	707,289
26,437	QTS Realty Trust, Inc., Class A REIT	962,571
42,073	United Insurance Holdings Corp.	946,643
		11,156,928
Health Care - 17.6%
17,781	Amsurg Corp. (a)	1,093,887
21,371	Centene Corp. (a)	1,510,716
21,509	HealthSouth Corp.	954,139
20,382	Insys Therapeutics, Inc. (a)	1,184,806
17,308	Lannett Co., Inc. (a)	1,171,925
25,587	NuVasive, Inc. (a)	1,176,746
30,421	PharMerica Corp. (a)	857,568
55,329	Select Medical Holdings Corp.	820,529
92,300	Supernus Pharmaceuticals, Inc. (a)	1,115,907
		9,886,223
Industrials - 14.5%
11,975	Astronics Corp. (a)	882,557
50,312	Blount International, Inc. (a)	648,018
16,189	Deluxe Corp.	1,121,574
16,576	EMCOR Group, Inc.	770,287
55,698	Enphase Energy, Inc. (a)	734,657
21,271	ITT Corp.	848,926
21,380	Matson, Inc.	901,381
48,473	RPX Corp. (a)	697,526
11,118	The Greenbrier Cos., Inc.	644,844
7,612	UniFirst Corp.	895,856
		8,145,626
Information Technology - 17.2%
45,177	AVG Technologies NV (a)	978,082
30,703	Benchmark Electronics, Inc. (a)	737,793
98,271	Brocade Communications Systems, Inc.	1,165,986
50,775	Inphi Corp. (a)	905,318
15,905	j2 Global, Inc.	1,044,641
97,636	Lattice Semiconductor Corp. (a)	619,012
21,998	Methode Electronics, Inc.	1,034,786
35,535	Omnivision Technologies, Inc. (a)	937,058
39,274	Sanmina Corp. (a)	950,038
55,789	TiVo, Inc. (a)	591,921
31,019	Unisys Corp. (a)	719,951
		9,684,586
Materials - 3.0%
66,757	Graphic Packaging Holding Co.	970,647
61,262	Trecora Resources (a)	747,396
		1,718,043
Technology - 4.9%
48,087	Integrated Device Technology, Inc. (a)	962,702
56,154	Pericom Semiconductor Corp.	868,702
22,872	Tessera Technologies, Inc.	921,284
		2,752,688
Telecommunications - 1.5%
52,526	Inteliquent, Inc.	826,759

Utilities - 1.7%
30,394	New Jersey Resources Corp.	944,038

Total Common Stock
(Cost $47,306,567)		55,306,910
Total Investments - 98.2%
(Cost $47,306,567)*		$55,306,910
Other Assets & Liabilities, Net – 1.8%		1,019,460
Net Assets – 100.0%		$56,326,370

REIT	Real Estate Investment Trust
(a)           Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$8,860,347
Gross Unrealized Depreciation	(860,004)
Net Unrealized Appreciation	$8,000,343

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$55,306,910
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$55,306,910

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/Jessica A. Chase
Jessica A. Chase, Principal Executive Officer

Date:	May 11, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Jessica A. Chase
Jessica A. Chase, Principal Executive Officer

Date:	May 11, 2015

By:	/s/Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	May 11, 2015